Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Default Root [Abstract]
Summary of Expense by Nature

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Service costs (note i)	18,992	16,540	14,176
Advertising agency fees	667	609	790
Employee benefits expenses (note ii and note iii)	3,915	4,224	3,990
Promotion and advertising expenses	2,387	852	603

Notes:

(i)
Service costs mainly comprised licensing costs, revenue sharing fees paid to content creators and content delivery costs that primarily consisted of server, cloud services and bandwidth costs.
(ii)
During the years ended December 31, 2021, 2022 and 2023, the Group incurred expenses for the purpose of research and development of approximately RMB2,339 million, RMB2,580 million and RMB2,525 million, which comprised employee benefits expenses of RMB2,050 million, RMB2,297 million and RMB2,303 million, respectively. No material development expenses had been capitalized for the years ended December 31, 2021, 2022 and 2023.
(iii)
Employee benefits expenses

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	2,518	2,688	2,562
Welfare, medical and other expenses	453	508	566
Share-based compensation expenses	752	823	670
Contribution to pension plans	192	205	192
	3,915	4,224	3,990